Game operating cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expense	$ (1,609)	$ (711)	$ (3,135)	$ (1,247)	$ (13,985)
Technical support services	(1,701)	(855)	(3,462)	(2,548)	(4,960)
Game operation cost	$ (3,310)	$ (1,566)	$ (6,597)	$ (3,795)	$ (18,945)	$ (17,390)	$ (15,727)
As previously reported
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expense						(1,029)	(648)
Technical support services						(15,373)	(14,169)
Game operation cost						(16,402)	(14,817)
Restated
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expense						(1,276)	(649)
Technical support services						(16,114)	(15,078)
Game operation cost						$ (17,390)	$ (15,727)